Debt (Debt Maturing Within One Year) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure
Current maturities of long-term debt		$ 7,190	$ 38,372
Commercial paper		3,048	0
Bank borrowings	[1]	4	2
Other		13	0
Total		$ 10,255	$ 38,374

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.